Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital [member]	Capital reserve [member]	Retained earnings [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Accumulated other comprehensive income [member]	Total
Balance at Dec. 31, 2018	$ 12,561,342	$ 882,180	$ (17,576,131)			$ (4,132,609)
Beginning balance, shares at Dec. 31, 2018	7,869,384
IfrsStatementLineItems [Line Items]
Shares issued for settlement of notes payable	$ 645,775					645,775
Shares issued for settlement of notes payable, shares	258,310
Shares issued as transactions fees	$ 1,000,000					1,000,000
Shares issued as transactions fees, shares	400,000
Recapitalization of Draganfly Inc.	$ 5,250,001	1,645,193				6,895,194
Recapitalization of Draganfly Inc., shares	2,100,000
Shares issued of settlement of trades payable	$ 22,662					$ 22,662
Shares issued of settlement of trades payable, shares	9,065					9,065
Shares issued for settlement of convertible debentures and accrued interest	$ 1,059,246					$ 1,059,246
Shares issued for settlement of convertible debentures and accrued interest, shares	423,698					423,698
Shares issued for exercise of warrants	$ 221,741	(212,908)				$ 8,833
Shares issued for exercise of warrants, shares	63,388
Reclassification of unexercised conversion feature		(567,791)	567,791
Shares and warrants issued on private placement	$ 7,025,750					7,025,750
Shares and warrants issued on private placement, shares	2,810,300
Stock-based compensation		761,559				761,559
Net loss			(11,095,057)			(11,095,057)
Translation of foreign operations
Balance at Dec. 31, 2019	$ 27,786,517	2,508,233	(28,103,397)			2,191,353
Beginning balance, shares at Dec. 31, 2019	13,934,145
IfrsStatementLineItems [Line Items]
Shares issued for exercise of warrants	$ 4,007,130	(1,645,193)				2,361,937
Shares issued for exercise of warrants, shares	1,584,775
Net loss			(8,015,813)			(8,015,813)
Shares issued for acquisition	$ 2,178,961					2,178,961
Beginning balance, shares	645,088
Shares issued as finder’s fees	$ 100,000					100,000
Shares issued as finder's fees, shares	40,000
Shares issued for debt settlement	$ 344,354					344,354
Shares issued for debt settlement, shares	111,082
Shares issued for financing	$ 2,018,845					2,018,845
Shares issued for financing, shares	703,607
Shares issued for exercise of RSUs	$ 507,497	(507,497)
Beginning balance, shares	199,998
Share-based payments		2,668,464				2,668,464
Translation of foreign operations					104	104
Balance at Dec. 31, 2020	$ 36,943,304	3,024,007	(36,119,210)		104	3,848,205
Beginning balance, shares at Dec. 31, 2020	17,218,695
IfrsStatementLineItems [Line Items]
Net loss			(16,202,972)			(16,202,972)
Shares issued for acquisition	$ 2,303,999	1,241,250				3,545,249
Beginning balance, shares	1,200,000
Shares issued for financing	$ 36,092,187					36,092,187
Shares issued for financing, shares	11,584,657
Shares issued for exercise of RSUs	$ 1,752,052	(1,752,052)
Beginning balance, shares	448,660
Share-based payments		3,952,595				3,952,595
Translation of foreign operations					136,475	136,475
Share issue costs	(4,678,821)	864,060				(3,814,761)
Shares issued for exercise of warrants	$ 4,929,790					4,929,790
Shares isued for exercise of warrants, shares	1,939,534
Shares issued for exercise of stock options	$ 1,937,866	(923,743)				1,014,123
Beginning balance, shares	405,499
Shares issued in lieu of cash	$ 1,757,988					1,757,988
Beginning balance, shares	371,901
Change in fair value of equity investments at FVOCI				(332,640)		(332,640)
Balance at Dec. 31, 2021	$ 81,038,365	$ 6,406,117	$ (52,322,182)	$ (332,640)	$ 136,579	$ 34,926,239
Beginning balance, shares at Dec. 31, 2021	33,168,946